Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets at December 31, 2012 and 2011, consisted of the following:

	2012	2011
Prepaid insurance	$8,157	$7,152
Prepaid marketing and advertising costs	2,500	3,365
Deferred offering costs	3,665	—
Other	3,495	1,735

Total	$17,817	$12,252